Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Monetary assets and liabilities denominated in foreign currencies
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2023 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	74,608	~~W~~	96,200	1,025,369	~~W~~	1,322,111
EUR	5,391		7,691	132		188
Others			336			—

		~~W~~	104,227		~~W~~	1,322,299

Hypothetical change in exchange rates by 10% would have increased (decreased) the Group's profit before income tax and equity
As of December 31, 2023, a hypothetical change in exchange rates by
10
% would have increased (decreased) the Group’s profit before income tax and equity as follows:

(In millions of won)
	Profit before income tax			Equity
	If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
USD	~~W~~	5,521	(5,521)	~~W~~	5,521	(5,521)
EUR		750	(750)		750	(750)
Others		34	(34)		34	(34)

	~~W~~	6,305	(6,305)	~~W~~	6,305	(6,305)

Disclosure of rate of fluctuation in the per stock price of the equity securities explanatory
As of December 31, 2023, the Group holds equity instruments in an active trading market, exposing it to price fluctuation risk. Assuming all other variables remain constant, the impact on the Group’s profit before income tax and equity resulting from a 10% fluctuation in the per-share stock price of the equity securities for the year ended December 31, 2023 is as follows.
(In millions of won)

Profit before income tax			Equity
If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
~~W~~	—	—	~~W~~	85,006	(85,006)

Maximum credit exposure
The maximum credit exposure as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Cash and cash equivalents	~~W~~	1,454,773	1,882,093
Financial instruments		295,309	237,605
Investment securities		—	900
Accounts receivable – trade		1,990,849	1,984,772
Contract assets		129,771	132,221
Loans and other receivables		1,055,102	1,241,672
Derivative financial assets		148,534	321,160

	~~W~~	5,074,338	5,800,423

Summary of gross carrying amounts of each financial asset except for accounts receivable trade and derivative financial asset
The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2023 are as follows.

(In millions of won)
			Financial assets at amortized cost
	Financial assets at FVTPL		12-month ECL	Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired
Gross amount	~~W~~	336,309	1,009,175	8,914	71,677
Loss allowance		—	(3,314)	(3,095)	(69,255)

Carrying amount	~~W~~	336,309	1,005,861	5,819	2,422

Summary of changes in loss allowance for debt investments
Changes in the loss allowance for the debt investments for the year ended December 31, 2023 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired	Total
December 31, 2022	~~W~~	3,081	3,314	83,685	90,080
Remeasurement of loss allowance, net		1,105	3,049	1,102	5,256
Transfer to lifetime ECL – not credit impaired		(868)	868	—	—
Transfer to lifetime ECL – credit impaired		—	(4,136)	4,136	—
Amounts written off		(4)	—	(26,583)	(26,587)
Recovery of amounts written off		—	—	6,915	6,915

December 31, 2023	~~W~~	3,314	3,095	69,255	75,664

Contractual maturities of financial liabilities
Contractual maturities of financial liabilities as of December 31, 2023 are as

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable - trade	~~W~~	139,876	139,876	139,876	—	—
Borrowings(*)		718,078	739,791	417,056	322,735	—
Debentures(*)		8,325,643	9,532,468	1,493,063	5,800,210	2,239,195
Lease liabilities		1,611,433	1,899,929	386,202	1,026,475	487,252
Accounts payable – other and others(*)		4,539,838	4,614,608	3,642,356	972,202	50

	~~W~~	15,334,868	16,926,672	6,078,553	8,121,622	2,726,497

(*)	The contractual cash flow is amount that includes interest payables.

Periods in which cash flows from cash flow hedge derivatives are expected to occur
As of December 31, 2023, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years
Assets	~~W~~	116,210	123,260	30,928	92,332
Liabilities		(9,212)	(10,610)	2,970	(13,580)

		106,998	112,650	33,898	78,752

Debt-equity ratio
Debt-equity ratio as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Total liabilities	~~W~~	17,890,828	19,153,066
Total equity		12,228,399	12,155,196

Debt-equity ratios		146.31%	157.57%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2023 are as follows:

(In millions of won)
	December 31, 2023
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	~~W~~	962,623	—	649,649	312,974	962,623
Derivative hedging instruments		116,210	—	116,210	—	116,210
FVOCI		1,398,734	1,135,832	—	262,902	1,398,734

	~~W~~	2,477,567	1,135,832	765,859	575,876	2,477,567

Financial liabilities that are measured at fair value:
FVTPL		295,876	—	—	295,876	295,876
Derivative hedging instruments		9,212	—	9,212	—	9,212

	~~W~~	305,088	—	9,212	295,876	305,088

Financial liabilities that are not measured at fair value:
Borrowings	~~W~~	718,078	—	695,320	—	695,320
Debentures		8,325,643	—	8,052,193	—	8,052,193
Long-term payables – other		1,260,453	—	1,294,977	—	1,294,977

	~~W~~	10,304,174	—	10,042,490	—	10,042,490

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2022 are as follows:

(In millions of won)	December 31, 2022
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	~~W~~	1,002,164	44,431	727,014	230,719	1,002,164
Derivative hedging instruments		267,151	—	267,151	—	267,151
FVOCI		1,189,597	993,765	—	195,832	1,189,597

	~~W~~	2,458,912	1,038,196	994,165	426,551	2,458,912

Financial liabilities that are measured at fair value:
FVTPL	~~W~~	302,593	—	—	302,593	302,593

Financial liabilities that are not measured at fair value:
Borrowings	~~W~~	936,110	—	911,597	—	911,597
Debentures		8,366,694	—	7,813,420	—	7,813,420
Long-term payables – other		1,638,341	—	1,614,934	—	1,614,934

	~~W~~	10,941,145	—	10,339,951	—	10,339,951

Interest rates used by the group for the fair value measurement
Interest rates used by the Group for the fair value measurement as of December 31, 2023 are as follows:

Interest rate
Derivative instruments	2.18% ~ 6.25%
Borrowings and debentures	3.84% ~ 18.12%
Long-term payables – other	3.72% ~ 3.85%

Fair value of assets
3)
There have been no transfers between Level 1 and Level 2 for the year ended December 31, 2023. The changes of financial instruments classified as Level 3 for the year ended December 31, 2023 are as follows:

(In millions of won)
	Balance as of January 1, 2023		Gain (loss) for the year	OCI	Acquisition	Disposal	Balance as of December 31, 2023
Financial assets
FVTPL	~~W~~	230,719	(41,556)	1,602	157,356	(35,147)	312,974
FVOCI		195,832	—	14,448	52,622	—	262,902

	~~W~~	426,551	(41,556)	16,050	209,978	(35,147)	575,876

Financial liabilities
FVTPL	~~W~~	(302,593)	6,717	—	—	—	(295,876)

Carrying amount of financial instruments recognized of which offset agreements are applicable
Carrying amounts of financial instruments recognized of which offset agreements are applicable as of December 31, 2023 and 2022 are as follows:

(In millions of won)	December 31, 2023
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	~~W~~	194,374	(183,520)	10,854
Financial liabilities:
Accounts payable – other and others	~~W~~	190,630	(183,520)	7,110

(In millions of won)	December 31, 2022
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	~~W~~	245,835	(236,921)	8,914
Financial liabilities:
Accounts payable – other and others	~~W~~	244,509	(236,921)	7,588